Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General Information [Abstract]
Vessel Owning Subsidiaries
The wholly owned subsidiaries which are included in the Company’s consolidated financial statements for the periods presented are listed below.

(a) Consolidated vessel owning subsidiaries:

Company		Country of incorporation	Date of incorporation	Vessel Name	DWT	Year Built	Delivery date to Vessel owning company
1	Vision Shipping Co. (“Vision”) (1)	Marshall Islands	04/27/2021	M/T Wonder Mimosa	36,718	2006	May 31, 2021
2	Zatanna Shipping Co. (“Zatanna”)	Marshall Islands	05/02/2023	LPG Dream Terrax	4,743	2020	May 26, 2023
3	Starfire Shipping Co. (“Starfire”)	Marshall Islands	05/02/2023	LPG Dream Arrax	4,753	2015	June 14, 2023
4	Cyborg Shipping Co. (“Cyborg”)	Marshall Islands	05/02/2023	LPG Dream Syrax	5,158	2015	July 18, 2023
5	Nightwing Shipping Co. (“Nightwing”)	Marshall Islands	05/02/2023	LPG Dream Vermax	5,155	2015	August 4, 2023

Non-Vessel Owning Subsidiaries
(b) Consolidated non-vessel owning subsidiaries:

1	Toro RBX Corp. (“Toro RBX”) (2)
2	Xavier Shipping Co. (“Xavier”) (1), (3)
3	Robin Energy Ltd. (“Robin”) (4)

(c) Entities comprising the discontinued operations:

1	Elektra Shipping Co. (“Elektra”) (5)
2	Rocket Shipping Co. (“Rocket”) (6)
3	Drax Shipping Co. (“Drax”) (7)
4	Colossus Shipping Co. (“Colossus”) (8)
5	Hawkeye Shipping Co. (“Hawkeye”) (9)
6	Starlord Shipping Co. (“Starlord”) (10)
7	Gamora Shipping Co. (“Gamora”) (11)

(1)	Contributed to Robin on the Robin Distribution Date in connection with the Robin Spin-Off.
(2)	Incorporated under the laws of the Marshall Islands on October 3, 2022, this entity serves as the cash manager of the Company’s subsidiaries with effect from March 7, 2023.
(3)
Incorporated under the laws of the Marshall Islands on April 27, 2021, no longer owns any vessel following the sale of the M/T Wonder Formosa on September 1, 2023, for a gross sale price of $18.0 million and delivery of such vessel to an unaffiliated third-party on November 16, 2023.

(4)
Incorporated under the laws of the Marshall Islands on September 24, 2024. At the Robin Distribution Date, Robin served as the holding company to which the equity interests of the Handysize tanker subsidiaries were contributed (see Note 18).

(5)
Incorporated under the laws of the Marshall Islands on April 27, 2021, no longer owns any vessel following the sale of the M/T Wonder Arcturus on May 9, 2022, for a gross sale price of $13.15 million and delivery of such vessel to an unaffiliated third-party on July 15, 2022.

(6)
Incorporated under the laws of the Marshall Islands on January 13, 2021, no longer owns any vessel following the sale of the M/T Wonder Polaris on May 18, 2023, for a gross sale price of $34.5 million and delivery of such vessel to an unaffiliated third-party on June 26, 2023.

(7)
Incorporated under the laws of the Marshall Islands on November 22, 2021, no longer owns any vessel following the sale of the M/T Wonder Bellatrix on May 12, 2023, for a gross sale price of $37.0 million and delivery of such vessel to an unaffiliated third-party on June 22, 2023.

(8)
Incorporated under the laws of the Marshall Islands on April 27, 2021, no longer owns any vessel following the sale of the M/T Wonder Musica on June 15, 2023, for a gross sale price of $28.0 million and delivery of such vessel to an unaffiliated third-party on July 6, 2023.

(9)
Incorporated under the laws of the Marshall Islands on April 27, 2021, no longer owns any vessel following the sale of the M/T Wonder Avior on April 28, 2023, for a gross sale price of $30.1 million and delivery of such vessel to an unaffiliated third-party on July 17, 2023.

(10)
Incorporated under the laws of the Marshall Islands on April 15, 2021, no longer owns any vessel following the sale of the M/T Wonder Vega on September 5, 2023, for a gross sale price of $31.5 million and delivery of such vessel to an unaffiliated third-party on December 21, 2023.

(11)
Incorporated under the laws of the Marshall Islands on January 13, 2021, no longer owns any vessel following the sale of the M/T Wonder Sirius on January 8, 2024, for a gross sale price of $33.8 million and delivery of such vessel to an unaffiliated third-party on January 24, 2024.

Charterer Concentration
Charterers or pool managers that individually accounted for more than 10% of the Company’s total vessel revenues (as percentages of total vessel revenues), all derived from the Company’s Handysize and LPG carrier segments (continuing operations), were as follows:

Charterer/Pool manager	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
A	100%	70%	30%
B	—%	—%	18%
C	—%	—%	17%
D	—%	—%	17%
Total	100%	70%	82%